Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other payables and accrued expenses [Abstract]
Summary Other Payables and Accrued Expenses
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Accrued expenses	6,380	8,812	1,759
Customer advances	2,367	1,702	653
Other payables	2,107	1,322	581
	10,854	11,836	2,993